Basis of preparation	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Basis of preparation
1. Basis of preparation
Share consolidation
On July 19, 2023, the Board of Directors approved a consolidation of the issued and outstanding common shares (the “Common Shares”) on the basis of one for four
(1-for-4)
common shares (the “Consolidation”) effective July 31, 2023. All references in these Financial Statements to the number of common shares, Public Offering Warrants (as defined in Note 20(a)), Marathon Warrants (as defined in Note 20(c)), Options (as defined in Note 20(h)), weighted average number of common shares, basic and diluted loss per share and the exercise prices of the Public Offering Warrants, Marathon Warrants and Options have been retrospectively adjusted and restated to reflect the effect of the Consolidation for all periods presented.
Statement of compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These Financial Statements were authorized for issue by the Board of Directors on February 20, 2024.
Going concern uncertainty
As part of the preparation of these Financial Statements, management is responsible for identifying any event or situation that may cast doubt on the Company’s ability to continue as a going concern. Substantial doubt regarding the Company’s ability to continue as a going concern exists if events or conditions, considered collectively, indicate that the Company may be unable to honor its obligations as they fall due during a period of at least, but not limited to, 12 months from November 30, 2023. If the Company concludes that events or conditions cast substantial doubt on its ability to continue as a going concern, it must assess whether the plans developed to mitigate these events or conditions will remove any possible substantial doubt.
For the year ended November 30, 2023, the Company incurred a net loss of $23,957 (2022-$47,237
; 2021-$31,725
) and had negative cash
flows
from operating activities of $5,678 (2022-
$
14,692
; 2021- $17,501
). As at November 30, 2023, cash amounted to $34,097 and bonds and money market funds amounted to $6,290.
The Company’s Loan Facility contains various covenants, including minimum liquidity covenants whereby the Company needs to maintain significant cash, cash equivalent and eligible short-term investments balances in specified accounts, which restricts the management of the Company’s liquidity (refer to Note 17). A breach of the liquidity covenant (a “Liquidity Breach”) provides the lender with the ability to demand immediate repayment of the Loan Facility and makes available to the lender the collateralized assets, which include substantially all cash, bonds and money market funds which are subject to control agreements, and may trigger an increase of

300 basis points

of the interest rate on the outstanding loan balance. On July 3, 2023, the Company incurred a Liquidity Breach resulting in the lender having the ability to demand immediate repayment of the debt, which breach was waived on September 21, 2023. During fiscal 2023, the Company entered into several amendments to the Marathon Credit Agreement to amend certain of the terms and conditions therein (see note 17).

The amendments to the Marathon Credit Agreement resulted in: (i) revising the minimum liquidity requirements for all times following October 31, 2023 to be between
$
15,000
and $
20,000
,
b
ased on the Marathon adjusted EBITDA (as defined in the Marathon Credit Agreement, the “Marathon Adjusted EBITDA”) targets over the most recently ended four fiscal quarters; (ii) deleting the quarterly minimum revenue targets and replacing them with Marathon Adjusted EBITDA targets, beginning with the quarter ending November 30, 2023; and (iii) deleting the prohibition against the Company having a going concern explanatory paragraph in the opinion of the independent registered public accounting firm of the Company that accompanies the Company’s annual report. Notwithstanding these amendments, there is no assurance that the lender will agree to amend or to waive any future potential covenant breaches, if any. The Company does not meet the condition precedents to drawdown additional amounts under the Marathon Credit Agreement and does not currently have other committed sources of financing available to i
t.
The Company’s ability to continue as a going concern for a period of at least, but not limited to, 12 months from November 30, 2023, involves significant judgement and is dependent on the adherence to the conditions of the Marathon Credit Agreement or to obtain the support of the lender (including possible waivers and amendments, if necessary), increase its revenues and the management of its expenses (including the reorganization mainly focused on its R&D activities-see Note 16(a)) in order to meet or exceed the Marathon Adjusted EBITDA target and generate sufficient positive operating cash flows. Some elements of management’s plans are outside of management’s control and the outcome cannot be predicted at this time. Should management’s plans not materialize, the Company may be in default under the Marathon Credit Agreement, be forced to reduce or delay expenditures and capital additions and seek additional alternative financing, or sell or liquidate its assets. As a result, there is material uncertainty related to events or conditions that cast substantial doubt about the Company’s ability to continue as a going concern.
These Financial Statements have been prepared assuming the Company will continue as a going concern, which assumes the Company will continue its operations in the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. These Financial Statements do not include any adjustments to the carrying values and classification of assets and liabilities and reported expenses that might result from the outcome of this uncertainty and that may be necessary if the going concern basis was not appropriate for these Financial Statements. If the Company was unable to continue as a going concern, material impairment of the carrying values of the Company’s assets, including intangible assets, could be required.

The Company’s Financial Statements have been prepared on a going concern and historical cost basis, except for:

•	bonds and money market funds, which are measured at fair value,

•	derivative financial assets, which are measured at fair value,

•	liabilities related to cash-settled share-based arrangements and derivative financial liabilities, which are measured at fair value,

•	lease liabilities which are measured at present value of lease payments not paid at commencement date,

•	equity-classified share-based payment arrangements are measured at fair value at the grant date pursuant to IFRS 2, Share -based Payment .
The methods used to measure fair value are discussed further in Note 25.
Functional and presentation currency
The Company’s functional currency is the United States dollar (“USD”).
All financial information presented in USD has been rounded to the nearest thousand.
Use of estimates and judgments
The preparation of the Company’s Financial Statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting year.
Judgments in applying accounting policies
Information about critical judgments in applying accounting policies and assumptions that have the most significant effect on the amounts recognized in the Financial Statements is noted below.
Milestones payments
The purchase consideration for the oncology platform (Note 13) includes additional milestone payments based on the attainment of commercial milestones that will be settled through the issuance of the Company’s common shares, which represent a transaction in the scope of IFRS 2. Accordingly, the fair value of the oncology platform at the date of acquisition incorporates management’s judgement as to the probability of attaining the share-based milestones as well as the expected timing of the attainment of the milestones.
Management uses judgement in determining whether milestone payments are performance-related development milestones which are capitalized as an intangible asset or are milestones related to the activity or usage of an asset which are expensed.
Key sources of estimation uncertainty
Key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are as follows:
Sales allowances
Management uses judgment in estimating provisions for sale allowances such as cash discounts, returns, rebates and chargebacks, including potential clawbacks in certain jurisdictions when pricing terms are based on temporary use authorizations and thus subject to future negotiation. The product revenue recognized quarter over quarter is net of these estimated allowances. Such estimates require the need to make estimates about matters that are inherently uncertain. These estimates take into consideration historical experience, current contractual and statutory requirements, specific known market events and trends such as competitive pricing and new product introductions, estimated inventory levels, and the shelf life of products. If actual future results vary, these estimates need to be adjusted, with an effect on sales and earnings in the period of the adjustment. (refer to Notes 2 “Revenue recognition” and 3 for additional information).

Recoverability of inventories
The Company regularly reviews inventory to determine whether the inventory cost exceeds its net realizable value. The determination of the net realizable value requires management to make estimates and use judgement in considering shelf life of a product, the effects of technological changes and new product introductions.
Other
Other areas of judgment and uncertainty are related to the estimation of accruals for clinical trial expenses, the recoverability of intangible assets, the measurement of derivative financial assets, the measurement of share-based
arrangements, the Marathon Warrants and gain or loss on amendments to the Marathon Credit Agreement.
The Company is subject to risks and uncertainties that may cause actual results to differ from estimated amounts, such as changes in the healthcare environment, competition, litigation, legislation and regulations. Management regularly evaluates estimates and assumptions using historical experience and expectations about the future. Management adjusts estimates and assumptions when facts and circumstances indicate the need for change. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.